Zevenbergen Genea Fund
Schedule of Investments
As of September 30, 2021 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 100.2%
	CONSUMER DISCRETIONARY ― 38.4%
34,402	Airbnb, Inc. (a)	$5,770,935
2,630	Amazon.com, Inc. (a)	8,639,655
56,000	Chegg, Inc. (a)	3,809,120
48,000	Chewy, Inc. (a)	3,269,280
49,301	Chicken Soup for the Soul Entertainment, Inc. (a)	1,127,514
32,900	Coursera, Inc. (a)	1,041,285
6,265	MercadoLibre, Inc. (a)	10,521,441
8,500	Netflix, Inc. (a)	5,187,890
55,750	Peloton Interactive, Inc. (a)	4,853,038
23,855	Tesla, Inc. (a)	18,499,075
160,350	The Trade Desk, Inc. (a)	11,272,605
141,400	Uber Technologies, Inc. (a)	6,334,720
		80,326,558
	FINANCIALS ― 4.6%
12,000	Coinbase Global, Inc. (a)	2,729,760
43,215	Lemonade, Inc. (a)	2,895,837
34,900	Silvergate Capital Corporation (a)	4,030,950
		9,656,547
	HEALTH CARE ― 0.9%
65,500	Green Thumb Industries Inc.― ADR (a)	1,818,935

	INDUSTRIALS ― 9.2%
29,300	Aspen Aerogels, Inc. (a)	1,348,093
19,330	Axon Enterprise, Inc. (a)	3,383,137
22,000	Bill.com Holdings, Inc. (a)	5,872,900
36,300	Square, Inc. (a)	8,706,192
		19,310,322
	REAL ESTATE ― 4.2%
98,815	Zillow Group, Inc. Class C (a)	8,709,554

	TECHNOLOGY ― 41.9%
42,900	Bumble Inc. (a)	2,144,142
5,300	Crowdstrike Holdings, Inc. (a)	1,302,634
12,360	Datadog, Inc. (a)	1,747,086
62,250	Global-E Online Ltd. ― ADR (a)	4,469,550
16,590	MongoDB, Inc. (a)	7,822,351
51,480	NVIDIA Corporation	10,664,597
24,575	Okta, Inc. (a)	5,832,630
47,591	Olo Inc. (a)	1,429,158
8,900	Shopify Inc. ― ADR (a)	12,066,442
139,350	Snap Inc. (a)	10,293,784
24,300	Snowflake Inc. (a)	7,349,049
48,640	Sprout Social, Inc. (a)	5,931,648
19,350	Twilio Inc. (a)	6,173,618
32,300	Unity Software Inc. (a)	4,077,875
23,700	Zoom Video Communications, Inc. (a)	6,197,550
		87,502,114
	TELECOMMUNICATIONS ― 1.0%
89,600	fuboTV Inc. (a)	2,146,816

	TOTAL COMMON STOCKS
	(Cost $142,098,769)	$209,470,846

	TOTAL INVESTMENTS ― 100.2% - (Cost $142,098,769)	209,470,846
	Liabilities in Excess of Other Assets ― (0.2)%	(401,891)
	TOTAL NET ASSETS ― 100.0%	$209,068,955

ADR:	American Depository Receipt.
(a):	Non Income Producing.

Valuation of Investments (Unaudited)

The Zevenbergen Genea Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as

Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2021:

Zevenbergen Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$209,470,846	$-	$-	$209,470,846
Total	$209,470,846	$-	$-	$209,470,846

Please refer to the Schedule of Investments for further classification.